Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service labor cost	$ 20,213	$ 18,762	$ 18,745
Interest cost	15,999	14,108	13,245
Actuarial (gains) losses	(682)	281	(607)
Components of defined benefit costs recognized in net income (Note 24)	35,530	33,151	31,383
Benefits paid	(2,946)	(7,887)	(16,798)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income	(8,802)	(15,263)	23,797
Total recognized as employee benefit cost	$ 23,782	$ 10,001	$ 38,382